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Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [ ]:  Amendment Number:  _____

This Amendment (Check only one.):

         \ \ is a restatement.
         \ \ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             CDC IXIS Asset Management North America, L.P.
                  (formerly named Nvest Companies, L.P.)
Address:          399 Boylston Street
                  Boston, MA  02116

Form 13F File Number:  28-6808

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mark K. Loughman
Title:            Vice President and Counsel
Phone:            617-449-2141

Signature, Place, and Date of Signing:

/s/ Mark K. Loughman
------------------------------
 Mark K. Loughman

Boston, MA
------------------------------
[City, State]

October 21, 2003
------------------------------
[Date]


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Report Type (Check only one:):

\ \  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
\X\  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)
\ \ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         NAME                                                   13F FILE NUMBER
         ----                                                   ---------------

AEW Capital Management, L.P.                                    28-6538
CDC IXIS Asset Management Advisers, L.P.                        28-5788
Hansberger Global Investors, Inc.                               28-6508
Harris Associates L.P.                                          28-2013
Jurika & Voyles, L.P.                                           28-2899
Loomis, Sayles & Company, L.P.                                  28-398
Mercury Advisors                                                28-790
Miller Anderson                                                 28-3432
Reich & Tang Asset Management LLC                               28-4818
RS Investment Management, L.P.                                  28-5452
Salomon Brothers Asset Management Inc.                          28-2568
Snyder Capital Management, L.P.                                 28-6636
Vaughan, Nelson, Scarborough & McCullough L.P.                  28-5840
Westpeak Global Advisors, L.P.                                  28-4372